Munder Index 500 Fund

Class A, B, K, R and Y Shares

Supplement Dated June 9, 2014

to Prospectus Dated October 29, 2013, as restated and supplemented and Summary Prospectus Dated January 24, 2014, as supplemented

Change in Portfolio Management Team

Investors are advised that David J. Jones is no longer a member of the Fund’s portfolio management team.  Accordingly, all references to Mr. Jones are hereby deleted from the prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE